Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		$ 273,459		$ 233,139		$ 369,675
Level 3 assets, Total gains (losses) included in net income		5,766	[1]	61,338	[2]	18,590	[2]
Level 3 assets, Total gains (losses) included in OCI		(1,589)		(3,343)		7,888
Level 3 assets, Transfers into Level 3						1,655
Level 3 assets, Transfers out of Level 3		(22,957)		(1,840)		(139,202)
Level 3 liabilities, Balance at beginning of period		(4,796)		(7,177)		(7,900)
Level 3 liabilities, Total gains (losses) included in net income		995	[1]	2,381	[2]	723
Level 3 liabilities, Total gains (losses) included in OCI		0		0		0
Level 3 liabilities, Transfers into Level 3		0		0		0
Level 3 liabilities, Transfers out of Level 3		0		0		0
Level 3 assets, Purchases		3,789		6,135		3,787
Level 3 assets, Sales		(1,315)		(18,581)		(8,055)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(36,439)		(3,389)		(21,199)
Level 3 assets, Balance at end of period		220,714		273,459		233,139
Level 3 liabilities, Purchases		0		0		0
Level 3 liabilities, Sales		0		0		0
Level 3 liabilities, Issues		0		0		0
Level 3 liabilities, Settlements		0		0		0
Level 3 liabilities, Balance at end of period		(3,801)		(4,796)		(7,177)
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		21,178		22,723		32,286
Level 3 assets, Total gains (losses) included in net income	[2]			15		355
Level 3 assets, Total gains (losses) included in OCI		(357)		347		(495)
Level 3 assets, Sales						(7,515)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements				(1,907)		(1,908)
Level 3 assets, Balance at end of period		20,821		21,178		22,723
Corporate - public
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		7,312		4,091		10,139
Level 3 assets, Total gains (losses) included in net income		1	[1]			(2)	[2]
Level 3 assets, Total gains (losses) included in OCI		(383)		(64)		(14)
Level 3 assets, Transfers into Level 3						1,655
Level 3 assets, Transfers out of Level 3				(1,565)		(7,479)
Level 3 assets, Purchases				4,989
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(169)		(139)		(208)
Level 3 assets, Balance at end of period		6,761		7,312		4,091
Corporate - privately placed
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		55,978		75,713		211,858
Level 3 assets, Total gains (losses) included in net income		4	[1]	4,080	[2]	(4,074)	[2]
Level 3 assets, Total gains (losses) included in OCI		(639)		(4,520)		7,947
Level 3 assets, Transfers out of Level 3		(22,956)				(131,723)
Level 3 assets, Purchases						697
Level 3 assets, Sales				(18,000)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(21,197)		(1,295)		(8,992)
Level 3 assets, Balance at end of period		11,190		55,978		75,713
Asset Backed Securities - CDO
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		15,205		14,803		9,650
Level 3 assets, Total gains (losses) included in OCI		(205)		402		350
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(15,000)				(10,000)
Level 3 assets, Balance at end of period				15,205		14,803
Asset Backed Securities - consumer and other
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		1		14,803		15,704
Level 3 assets, Total gains (losses) included in OCI						(901)
Level 3 assets, Transfers out of Level 3		(1)
Level 3 assets, Purchases				1
Level 3 assets, Issues		0		0		0
Level 3 assets, Balance at end of period				1		14,803
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		99,674		117,330		279,637
Level 3 assets, Total gains (losses) included in net income		5	[1]	4,095	[2]	(3,721)	[2]
Level 3 assets, Total gains (losses) included in OCI		(1,584)		(3,835)		6,887
Level 3 assets, Transfers into Level 3						1,655
Level 3 assets, Transfers out of Level 3		(22,957)		(1,565)		(139,202)
Level 3 assets, Purchases				4,990		697
Level 3 assets, Sales				(18,000)		(7,515)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(36,366)		(3,341)		(21,108)
Level 3 assets, Balance at end of period		38,772		99,674		117,330
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		7,159		5,920		6,935
Level 3 assets, Total gains (losses) included in net income		2,600	[1]	585	[2]	(4,463)	[2]
Level 3 assets, Total gains (losses) included in OCI		(5)		492		1,001
Level 3 assets, Transfers out of Level 3				(275)
Level 3 assets, Purchases		3,723		1,018		2,987
Level 3 assets, Sales		(1,315)		(581)		(540)
Level 3 assets, Issues		0		0		0
Level 3 assets, Balance at end of period		12,162		7,159		5,920
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		336		311		329
Level 3 assets, Total gains (losses) included in net income		65	[1]	(54)	[2]	(30)	[2]
Level 3 assets, Purchases		66		127		103
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(73)		(48)		(91)
Level 3 assets, Balance at end of period		394		336		311
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		166,290		109,578		82,774
Level 3 assets, Total gains (losses) included in net income		3,096	[1]	56,712	[2]	26,804	[2]
Level 3 assets, Issues		0		0		0
Level 3 assets, Balance at end of period		169,386		166,290		109,578
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		(4,796)		(7,177)		(7,900)
Level 3 liabilities, Total gains (losses) included in net income		995	[1]	2,381	[2]	723
Level 3 liabilities, Total gains (losses) included in OCI		0		0		0
Level 3 liabilities, Transfers into Level 3		0		0		0
Level 3 liabilities, Transfers out of Level 3		0		0		0
Level 3 liabilities, Purchases		0		0		0
Level 3 liabilities, Sales		0		0		0
Level 3 liabilities, Issues		0		0		0
Level 3 liabilities, Settlements		0		0		0
Level 3 liabilities, Balance at end of period		$ (3,801)		$ (4,796)		$ (7,177)

[1]	The effect to net income totals $6.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $5.8 million in realized capital gains and losses, $3 thousand in net investment income, $1.3 million in interest credited to contractholder funds and $(326) thousand in contract benefits.
[2]	The effect to net income totals $63.7 million and is reported in the Statements of Operations and Comprehensive Income as follows: $60.7 million in realized capital gains and losses, $606 thousand in net investment income, $(556) thousand in interest credited to contractholder funds and $2.9 million in contract benefits.